STOCK OPTIONS (Details) (Stock Options)	12 Months Ended
Dec. 31, 2013
Stock Options
Volatility rate	165.09%
Risk-free interest rate	2.08%
Expected term	6 years
Forfeiture rate	0.00%
Dividend yield rate	0.00%